Fair Value Measurements (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table summarizes the Company’s marketable securities financial assets that are measured at fair value on a recurring basis:

	As of June 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents(1)
Level 1:
Money market funds	$172	$—	$—	$172
Marketable securities
Level 2:
Corporate bonds	7,597	29	(83)	7,543
U.S. Treasury securities	2,416	28	(3)	2,441
Level 2 total	10,013	57	(86)	9,984
Total	$10,185	$57	$(86)	$10,156

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents(1)
Level 1:
Money market funds	$109	$—	$—	$109
Marketable securities
Level 2:
Corporate bonds	7,742	6	(125)	7,623
U.S. Treasury securities	2,226	6	(4)	2,228
Level 2 total	9,968	12	(129)	9,851
Total	$10,077	$12	$(129)	$9,960

(1)	Included in cash and cash equivalents in the Consolidated Balance Sheets at June 30, 2023 and December 31, 2022.

The following table summarizes the Company’s financial assets that are measured at fair value on a recurring basis:

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents(1)
Level 1:
Money market funds	$109	$—	$—	$109
Marketable securities
Level 2:
Corporate bonds	7,742	6	(125)	7,623
U.S. Treasury securities	2,226	6	(4)	2,228
Level 2 total	9,968	12	(129)	9,851
Total	$10,077	$12	$(129)	$9,960

(1)	Included in cash and cash equivalents in the Consolidated Balance Sheet at December 31, 2022

Remaining Contractual Maturities
The fair value of the Company’s marketable securities as of June 30, 2023, by remaining contractual maturities, were as follows:

	Corporate Bonds	U.S. Treasuries	Total
Due in one year or less	$5,940	$1,672	$7,612
Due in one to five years	1,603	769	2,372
Total	$7,543	$2,441	$9,984

The fair value of the Company’s marketable securities as of December 31, 2022, by remaining contractual maturities, were as follows:

	As of December 31, 2022
	Corporate Bonds	U.S. Treasury Securities	Total
Due within one year	$3,660	$1,073	$4,733
Due within one to five years	3,963	1,155	5,118
Total	$7,623	$2,228	$9,851